SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT
Note 20: -	Share-Based Payment

On July 24, 2011, the Company’s Board of Directors approved an unregistered share options plan. In September 2016 the Company’s Board of Directors approved an amendment to the plan, to cover issuance of restricted shares (“RS”) under the plan and named it the Israeli Share Award Plan (“2011 Plan”).

Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.

a.	Expense recognized in the financial statements

The share based compensation expense that was recognized for services received from employees and Board of Directors members is presented in the following table:

	For the Year Ended December 31
	2019	2018	2017
	U.S. Dollar in thousands
Cost of revenues	$364	$401	$179
Research and development	254	224	138
Selling and marketing	63	51	48
General and administrative	482	272	118
Total share-based compensation	$1,163	$948	$483

b.	Share options granted to the Company’s Chief Executive Officer (“CEO”)

On June 20, 2019 the Company’s Board of Directors approved the grant of options to purchase 90,000 Ordinary Shares of the Company at an exercise price of NIS 21.34 per share and 30,000 RS to the Company’s CEO. The initial fair value of the options and of the RSs estimated based on the Binomial Model was $154 thousands and $165 thousands, respectively. The grant of the equity instruments to the Company’s CEO is subject to the approval of the General Meeting of Shareholders of the Company that is expected to take place during March 2020

c.	Share options and Restricted shares granted to Employees and Management

1.	During 2019 the Company’s Board of Directors approved the grant of 443,000 options to employees and members of the Company’s management. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $778 thousands.

2.	During 2019, the Company’s Board of Directors approved the grant of 69,725 RSs to the Company’s employees and management. The RSs do not have exercise price. The fair value of the RSs was estimated based on the market price of the share on the grant date at $381 thousands.

d.	Share options granted to members of the Board of Directors

On January 20, 2020, the Company’s Board of Directors approved the grant of 212,800 options to Board of Directors. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $391 thousands. The grant of the options to the Board of Directors is subject to the approval of the General Meeting of Shareholders of the Company that is expected to take place by March 2020.

e.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2019		2018		2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,445,597	29.99	2,572,372	32.47	2,487,236	35.20
Granted	443,800	20.64	617,825	19.02	458,950	21.10
Exercised	(67,470)	32.30	(53,584)	15.77	(10,659)	18.19
Forfeited	(485,373)	16.98	(691,016)	30.51	(363,155)	35.70

Outstanding at end of year	2,336,554	27.87	2,445,597	29.99	2,572,372	32.47
Exercisable at end of year	1,412,023	33.17	1,406,048	38.02	1,755,253	38.69
The weighted average remaining contractual life for the share options		3.39		3.63		3.22

The range of exercise prices for share options outstanding as of December 31, 2018 and 2019 were NIS 15- NIS 57. Exercise is by cashless method.

f.	The following table lists the number of RSs and changes in RSs grants during the year:

	Number of RSs
	2019	2018	2017

Outstanding at beginning of year	139,706	76,512	27,333
Granted	69,725	96,308	58,835
End of restriction period	(18,643)	(23,572)	(7,656)
Forfeited	(44,892)	(9,542)	(2,000)

Outstanding at end of year	145,896	139,706	76,512
The weighted average remaining contractual life for the restricted share	2.78	3.21	3.54

g.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2019	2018	2017
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	23-41	25-39	37-45
Risk-free interest rate (%)	0.3 – 1.7	0.2-2.0	0.1-1.83
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	19.17-19.65	18.49-21.17	16.05-16.44
Expected average forfeiture rate (%)	2-6	1-5	1-5